Financial instruments - fair values and risk management	12 Months Ended
Dec. 31, 2022
Financial instruments - fair values and risk management
Financial instruments - fair values and risk management

26. Financial instruments – fair values and risk management

26.1 Measurement categories of financial instruments

For financial assets and liabilities measured at fair value on a recurring basis, fair value is the price the Group would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques:

●	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities
●	Level 2: inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e. derived from prices).
●	Level 3: inputs for the asset or liability that are not based on observable market data (i.e., unobservable inputs).

The carrying amounts of trade and other receivables, trade payables except for those for capitalized sports data rights licenses, and other financial liabilities included in other liabilities, all approximate their fair values due to the short maturities of these financial instruments. The financial instruments measured at fair value are loans receivable and equity investment.

Bank loans and borrowings bore interest at variable rates. The Company assessed that their carrying amount is a reasonable approximation of fair value.

The fair values of interest-bearing financial assets measured at amortized cost equal the present values of their future estimated cash flows. These present values are calculated using market interest rates for the respective currencies and terms.

The following tables show the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. They do not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value. The tables present the amounts as of December 31, 2021 and 2022.

	Carrying amounts			Fair values
Financial instruments as of		FVOCI –
December 31, 2021	Mandatorily	equity	At amortized
in €‘000	at FVTPL	investments	cost	Level 1	Level 2	Level 3
Financial assets measured at fair value
Equity investment		2,605				2,605
Financial assets not measured at fair value
Cash and cash equivalents			742,773
Trade and other receivables			37,773
Deposits			2,142
Advances and loans receivable			1,767			1,770
Total		2,605	784,455			4,375
Financial liabilities measured at fair value
Contingent consideration	8,436					8,436
Financial liabilities not measured at fair value
Bank overdrafts			73
Loans and borrowings (excluding lease liabilities)			411,379
Deferred consideration			7,714
Trade and other payables			511,719		518,145
thereof for capitalized licenses			441,366		447,792
Total	8,436		930,885		518,145	8,436

	Carrying amounts			Fair values
Financial instruments as of		FVOCI –
December 31, 2022	Mandatorily	equity	At amortized
in €‘000	at FVTPL	investments	cost	Level 1	Level 2	Level 3
Financial assets measured at fair value
Equity investment		2,820				2,820
Financial assets not measured at fair value
Cash and cash equivalents			243,757
Trade and other receivables			67,136
Deposits			2,315
Advances and loans receivable			1,831			1,839
Total		2,820	315,039			4,659
Financial liabilities measured at fair value
Contingent consideration	23,201					23,201
Financial liabilities not measured at fair value
Bank overdrafts			56
Loans and borrowings (excluding lease liabilities)			775
Deferred consideration			558
Trade and other payables			520,317		509,016
thereof for capitalized licenses			413,168		401,867
Total	23,201		521,706		509,016	23,201

There were no transfers between Level 1, Level 2 and Level 3 during the years ended December 31, 2021 and 2022.

Net gains and losses from financial assets and liabilities measured at amortized cost are included in note 8. Net gains from foreign exchange measurement on financial assets and liabilities measured at amortized cost were €17,937, €1,664 and €17,557 for the years ended December 31, 2020, 2021 and 2022, respectively.

Level 3 recurring fair values

Following table shows a reconciliation from the opening balances to the closing balances for Level 3 fair values:

	Equity	Loans	Contingent
in €‘000	investment	receivable	consideration
Balance as of January 1, 2021	—	2,665	—
Assumed in a business combination	—	—	8,246
Acquisition	2,605	—	—
Net change in fair value – unrealized (included in Finance cost / income and Impairment loss other financial assets)	—	(2,665)	190
Balance as of December 31, 2021	2,605	—	8,436

	Equity	Loans	Contingent
in €‘000	investment	receivable	consideration
Balance as of January 1, 2022	2,605	—	8,436
Assumed in a business combination	—	—	18,800
Payments	—	—	(5,585)
Net change in fair value – unrealized (included in OCI)	215	—	—
Net change in fair value – unrealized (included in Finance cost / income)	—	—	1,550
Balance as of December 31, 2022	2,820	—	23,201

26.2 Financial risk management

The Group’s activities expose it to a variety of financial risks: market risk, liquidity risk and credit risk. The Group’s senior management oversees the management of these risks. The Group’s senior management ensures that the Group’s financial risk activities are governed by appropriate policies and procedures and that financial risks are identified, measured and managed in accordance with the Group’s policies and risk objectives. The Group reviews and agrees on policies for managing each of these risks which are described below.

26.3 Market risk

Market risks expose the Group primarily to the financial risks of changes in both foreign currency exchange rates and interest rates.The Group did not utilize derivative financial instruments to hedge risk exposures arising from its obligations in US Dollars in 2020, 2021 or 2022. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance.

Financial risk management is carried out by Group Treasury and the CFO under policies preapproved by the Board of Directors. They identify, evaluate and hedge financial risks in close co-operation with the Group’s operating units; and especially cover foreign exchange risk, interest rate risk, credit risk, use or non-use of derivative financial instruments and non-derivative financial instruments; and investment of excess liquidity.

26.4 Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group’s approach to managing liquidity is to ensure that it will have sufficient liquidity to meet its liabilities when such liabilities become due.

Cash flow forecasting is performed in the operating entities of the Group on a monthly basis and then aggregated by Group Finance which closely monitors the actual status per company and the rolling forecasts of the Group’s liquidity.

The following tables show undiscounted contractual cash flows for financial liabilities:

As of December 31, 2021

		Due within	Due after
	Due within	two to five	five
in €‘000	One year	years	years	Total
Trade payables	150,538	263,397	106,490	520,425
Deferred & contingent consideration cash flows	11,829	4,321	—	16,150
Bank debt - contractual cash flows1)	14,978	59,658	433,230	507,866
Lease liabilities cash flows	6,085	16,623	3,274	25,982
Other financial liabilities	5,982	—	—	5,982
Balance as of December 31, 2021	189,412	434,999	542,994	1,076,405

As of December 31, 2022

		Due within	Due after
	Due within	two to five	five
in €‘000	One year	years	years	Total
Trade payables	206,026	220,008	84,278	510,312
Deferred & contingent consideration cash flows	14,539	9,220	—	23,759
Bank debt - contractual cash flows2)	1,840	6,211	—	8,051
Lease liabilities cash flows	6,083	13,646	3,146	22,875
Other financial liabilities	2,992	—	—	2,992
Balance as of December 31, 2022	231,480	249,085	87,424	567,989
1)	The contractual cash flows include future interest payments calculated assuming EURIBOR of 0% plus a margin.
2)	For the €220.0 million unutilized RCF, the foreseeable interest expense will be €1.84 million per annum, based on the assumption the RCF remains undrawn and the Group Leverage Ratio remains equal to or less than 3.00:1.00. Refer to note 21.

To service the above license payment commitments and other operational requirements, the Group is dependent on existing cash resources, cash generated from operations and borrowing facilities. Refer to note 21 for further details.

26.5 Credit risk

Credit risk is the risk of financial loss to the Group if a customer or counterparty to financial instruments fails to meet its contractual obligations. The Group is exposed to credit risk from its operating activities (primarily trade receivables), loans granted and its deposits with banks and financial institutions.

The carrying amounts of financial assets and contract assets represent the maximum credit exposure, refer to note 26.1. At the reporting date, there are no arrangements which will reduce our maximum credit risk.

Impairment losses on financial assets and contract assets recognized in the consolidated statements of profit or loss and other comprehensive income are disclosed in note 17 “Other financial assets and other non-current assets” and note 18 “Trade receivables and contract assets”.

As the Group’s risk exposure is mainly influenced by the individual characteristics of each customer, it continuously analyzes the creditworthiness of significant debtors. Due to its international operations and expanding business based on a diversified customer structure, the Group experiences an increasing but still low concentration of credit risk arising from trade receivables. The Group had for the years ended December 31, 2020, 2021 and 2022 no individual customer accounted for more than 10% of revenues. For banks and financial institutions, only parties with a high credit rating are accepted. Furthermore, the Group continuously tracks the financial information of the counterparties of loans granted.

The following table provides information about the exposure to credit risk and ECLs for loans receivable as of December 31, 2021 and 2022:

Loans receivable: exposure to credit risk and ECLs

		Weighted
	Gross carrying	average loss	Impairment	Credit-
in €‘000	amount	rate	loss allowance	impaired
Grades 1 - 6: Low risk (BBB- to AAA)	567	0.0%	—	no
Grade 10: Substandard (B- to CCC-)	3,288	63.50%	(2,087)	no
Grade 12: Loss (D)	12,258	100.0%	(12,258)	yes
Total as of December 31, 2021	16,113		(14,345)
Grades 1 - 6: Low risk (BBB- to AAA)	359	0.0%	—	no
Grade 10: Substandard (B- to CCC-)	3,559	58.5%	(2,087)	no
Grade 12: Loss (D)	12,258	100.0%	(12,258)	yes
Total as of December 31, 2022	16,176		(14,345)

Credit risk arising from billing sports betting client accounts is mitigated by billing and collecting monies in advance. Customer accounts are suspended if an invoice remains unpaid two weeks after the beginning of the billed month. Credit risk arising from sports media accounts is mitigated by customer credit checks before services are rendered.

The following table provides information about the exposure to credit risk and ECLs for trade receivables from individual customers as of December 31, 2021 and 2022:

Trade receivables from individual customers: exposure to credit risk and ECLs

		Weighted
	Gross carrying	average loss	Impairment	Credit-
in €‘000	amount	rate	loss allowance	impaired
Current (not past due)	7,390	0.48%	(36)	no
1 to 60 days past due	19,525	1.58%	(308)	no
61 to 90 days past due	2,321	6.80%	(158)	no
More than 90 days past due	7,111	51.88%	(3,689)	yes
Total as of December 31, 2021	36,347		(4,190)

Current (not past due)	27,752	0.41%	(113)	no
1 to 60 days past due	26,326	1.27%	(334)	no
61 to 90 days past due	3,036	3.82%	(116)	no
More than 90 days past due	11,817	41.94%	(4,956)	yes
Total as of December 31, 2022	68,931		(5,519)

From 2021 to 2022, the expectation is that economic conditions of the Group’s customers did not significantly change.

As of December 31, 2021 and 2022, contract assets at the gross carrying amount of €40,800 and €50,584, respectively, are measured at the same ECL probability as current, not past due trade receivables, which results in an ECL allowance of €183 and €101, respectively, deducted from the contract assets.

26.6 Foreign currency risk

Currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. Foreign exchange risk arises from future commercial transactions and recognized financial assets and liabilities. The Group invoices more than 76% of its business in its functional currency. However, license rights are often purchased in foreign currencies and this exposes the Group to a significant risk from changes in foreign exchange rates; in particular, against the US Dollar following the purchase of sports data and media rights by Sportradar AG. Furthermore, some of the subsidiaries operate in local currencies, mainly AUD, GBP, CHF, NOK and USD. Exchange rates are monitored by the Finance department on a monthly basis, to ensure that adequate measures are taken if fluctuations increase.

In the normal course of business, the Group may enter into financial instruments (derivatives) to manage its normal business exposures in relation to foreign currency exchange rates. The foreign exchange forward contracts are not designated as cash flow hedges and are entered into for periods consistent with foreign currency exposure of the underlying transactions, generally from one to 12 months. During the years presented herein these financial statements, the Group did not have any derivative contracts.

The transaction risk on foreign currency cash flows is monitored on an ongoing basis by the Group Treasury. The main transaction risks are represented by the US Dollar and Great Britain Pound, while other currencies pose minor sources of risk. As of December 31, 2021 and 2022, the Group’s net liability (asset) exposure in US Dollars was €(438,341) and €35,091, respectively. As of December 31, 2021 and 2022, the Group’s net liability (asset) exposure in Great Britain Pound was €613 and €(49,254), respectively.

The following table provides the effects of a five and ten percent quantitative change of foreign currency exchange rates of the Euro against the exposed currencies as of December 31, 2021 and 2022, on profit or loss:

Effect of a quantitative change of foreign currency exchange rates of the EURO against the exposed currencies

	December 31,
in €‘000	2021	2022
€ exchange rate +10%	43,486	1,934
€ exchange rate +5%	21,743	967
€ exchange rate -5%	(21,743)	(967)
€ exchange rate -10%	(43,486)	(1,934)

26.7 Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group does not actively manage its interest rate exposure.

The Group is mainly exposed to cash flow interest rate risk in conjunction with its borrowings. The interest rate is based on market interest rate plus a margin which is based on the leverage ratio as defined in the Credit Facility and the Credit Agreement.

For the €220.0 million unutilized RCF, the foreseeable annual financing cost will be €1.84 million, based on the assumption the RCF remains undrawn and the Group Leverage Ratio remains equal to or less than 3.00:1.00.

Loans granted to customers (refer to note 17) bore fixed interest. They do not expose the Group to any interest rate risk.